Pensions and Other Postretirement Benefits Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2018 USD ($)
Pension Plan
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2019	$ 90.1
2020	86.5
2021	87.0
2022	86.5
2023	85.6
2024-2028	415.8
Other Pension Plan
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2019	2.1
2020	2.0
2021	1.9
2022	1.8
2023	1.7
2024-2028	$ 7.0